Note 15 - Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
15.
Earnings per share (EPS)

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the years ended
December 31, 2017,
2018
and
2019,
amounted to
$21,063,
$30,503
and
$31,269,
respectively.

	December 31,
	2017	2018	2019
	Basic EPS	Basic EPS	Basic EPS
Net income	$72,876	$67,239	$98,999
Less: paid and accrued earnings allocated to Preferred Stock	(21,063)	(30,503)	(31,269)
Net income available to common stockholders	51,813	36,736	67,730
Weighted average number of common shares, basic and diluted	100,527,907	110,395,134	115,747,452
Earnings per common share, basic and diluted	$0.52	$0.33	$0.59